UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 13.4%
Consumer Discretionary 3.3%
Comcast Cable Communications LLC, 6.875%, 6/15/2009	1,295,000	1,341,023
Time Warner Cable, Inc., 5.4%, 7/2/2012	2,243,000	2,277,374
Viacom, Inc., 5.75%, 4/30/2011	1,185,000	1,214,456

		4,832,853
Consumer Staples 1.5%
CVS Caremark Corp., 5.441% *, 6/1/2010	2,252,000	2,199,972
Energy 0.1%
Enterprise Products Operating LP, 7.5%, 2/1/2011	80,000	86,429

Financials 5.4%
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	631,196
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	357,000	348,253
Capital One Bank, 5.0%, 6/15/2009	400,000	397,462
Discover Financial Services, 144A, 5.663% *, 6/11/2010	560,000	516,354
Erac USA Finance Co., 144A, 5.8%, 10/15/2012	1,275,000	1,288,482
Goldman Sachs Capital II, 5.793%, 12/29/2049	1,420,000	1,098,752
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,325,000	1,338,157
Stoneheath Re, 6.868%, 12/29/2049	525,000	470,715
USB Capital IX, 6.189%, 4/15/2049	115,000	91,425
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,242,000	981,180
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	613,000	634,959

		7,796,935
Information Technology 0.2%
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012	305,000	319,994
Telecommunication Services 1.3%
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	527,000	482,092
Telecom Italia Capital, 6.2%, 7/18/2011	1,432,000	1,492,416

		1,974,508
Utilities 1.6%
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	140,000	146,134
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066	1,600,000	1,519,578
Entergy Gulf States, Inc., 5.12%, 8/1/2010	605,000	604,440

		2,270,152

Total Corporate Bonds (Cost $20,060,572)		19,480,843
Asset Backed 19.0%
Automobile Receivables 11.1%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2004-DF, 3.43%, 7/6/2011	422,158	421,805
"A2", Series 2006-RM, 5.42%, 8/8/2011	1,210,000	1,207,211
"A2", Series 2007-CM, 5.43%, 11/8/2010	2,000,000	1,982,234
"A3A", Series 2007-DF, 5.49%, 7/6/2012	550,000	561,404
AmeriCredit Prime Automobile Receivables Trust:
"A3", Series 2007-2M, 5.22%, 6/8/2012	1,925,000	1,932,193
"A2A", Series 2007-2M, 5.34%, 11/8/2010	1,425,000	1,429,232
Credit Acceptance Auto Dealer Loan Trust, "A1A", Series 2007-2, 144A, 6.16%, 4/15/2013	2,550,000	2,452,700
Drive Auto Receivables Trust:
"A2", Series 2006-2, 144A, 5.3%, 7/15/2011	1,021,232	1,021,131
"A3", Series 2006-1, 144A, 5.49%, 5/15/2011	836,944	837,336
Hyundai Auto Receivables Trust, "D", Series 2006-A, 5.52%, 11/15/2012	634,591	632,244
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	383,527	387,098
Long Beach Auto Receivables Trust, "A3", Series 2006-B, 5.17%, 8/15/2011	920,000	923,084
Triad Auto Receivables Owner Trust, "A2", Series 2007-A, 5.35%, 3/14/2011	1,043,245	1,042,976
WFS Financial Owner Trust:
"D", Series 2005-1, 4.09%, 8/17/2012	594,315	595,471
"D", Series 2005-3, 4.76%, 5/17/2013	710,000	689,324

		16,115,443
Home Equity Loans 7.9%
Bayview Financial Acquistion Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	555,466	561,021
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 3.426% *, 10/25/2036	646,299	632,931
Centex Home Equity, "AV2", Series 2005-D, 3.646% *, 10/25/2035	219,348	218,987

Chase Funding Mortgage Loan Asset-Backed Certificates, "1A3", Series 2003-6, 3.34%, 5/25/2026	261,593	260,256
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	342,343	337,016
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	705,000	685,500
"A1B", Series 2007-S1, 5.888%, 11/25/2036	811,939	800,568
Credit-Based Asset Servicing and Securitization LLC:
"A4", Series 2004-CB4, 5.497%, 5/25/2035	40,055	40,539
"A2A", Series 2007-CB2, 5.891%, 2/25/2037	907,632	913,115
First Franklin Mortgage Loan Asset Backed Certificate, "2A2", Series 2005-FFH4, 3.566% *, 12/25/2035	668,936	666,515
Household Home Equity Loan Trust:
"A2F", Series 2006-4, 5.32%, 3/20/2036	590,000	587,614
"A1F", Series 2006-4, 5.79%, 3/20/2036	257,344	258,062
"A1F", Series 2006-3, 5.98%, 3/20/2036	413,683	412,389
JPMorgan Mortgage Acquisition Corp., "AF1B", Series 2007-CH1, 5.935%, 11/25/2036	1,363,085	1,354,549
Merrill Lynch Mortgage Investors Trust, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	12,612	12,632
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	130,451	129,923
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	1,005,189	1,002,736
"AF2", Series 2005-3, 4.723%, 11/25/2035	120,245	119,991
"AF1", Series 2006-4, 5.545%, 1/25/2037	457,998	455,165
"AF2", Series 2006-3, 5.58%, 11/25/2036	660,000	654,985
"AF1", Series 2007-2, 5.893%, 6/25/2037	852,868	858,384
"AF1", Series 2006-3, 5.917%, 11/25/2036	197,021	196,327
Residential Asset Securities Corp., "AI3", Series 2004-KS9, 3.79%, 8/25/2029	80,982	80,171
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	209,756	98,127
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	99,047	96,827

		11,434,330

Total Asset Backed (Cost $27,682,898)		27,549,773
Mortgage Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp.:
5.5%, 3/1/2010	141,368	144,865
6.0%, with various maturities from 10/1/2008 until 11/1/2009	69,083	70,351
7.0%, 3/1/2013	71,328	74,120
Federal National Mortgage Association:
6.0%, with various maturities from 6/1/2009 until 2/1/2010	132,381	134,586
8.5%, 10/1/2010	1,968	1,984
Government National Mortgage Association, 6.5%, 8/20/2034	1,149,988	1,195,988

Total Mortgage Backed Securities Pass-Throughs (Cost $1,643,487)		1,621,894
Commercial and Non-Agency Mortgage-Backed Securities 36.2%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	240,773	241,716
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	770,000	746,593
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	157,770	158,105
Banc of America Mortgage Securities:
"2A2", Series 2003-1, 5.25%, 2/25/2018	363,395	372,873
"1A1", Series 2004-G, 6.085% *, 8/25/2034	525,426	527,474
Bear Stearns Adjustable Rate Mortgage Trust, "A1", Series 2006-1, 4.625% *, 2/25/2036	661,727	661,234
Bear Stearns Alternative-A Trust, "6A1", Series 2004-9, 6.781% *, 9/25/2034	295,475	295,241
Cendant Mortgage Corp.:
"1A1", Series 2003-9, 5.25%, 11/25/2033	615,575	620,090

"A5", Series 2003-1, 5.5%, 2/25/2033	542,115	547,627
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	1,148,897	1,157,255
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	202,387	204,127
"1A1", Series 2004-8, 5.5%, 10/25/2034	983,655	992,044
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.531% *, 3/25/2036	2,643,217	2,684,107
"1A4A", Series 2006-AR7, 5.784% *, 11/25/2036	980,676	995,341
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	669,751	695,076
Commercial Mortgage Pass-Through Certificates, "A2", Series 1999-1, 6.455%, 5/15/2032	1,304,692	1,309,530
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	452,933	448,661
"A2", Series 2003-6T2, 5.0%, 6/25/2033	135,354	135,850
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	268,915	267,740
"A2", Series 2004-29CB, 5.0%, 1/25/2035	379,495	375,378
"A2", Series 2002-18, 5.25%, 2/25/2033	696,506	698,547
"1A5", Series 2003-J1, 5.25%, 10/25/2033	340,468	343,115
"1A15", Series 2005-J10, 5.5%, 10/25/2035	609,742	607,081
"1A1", Series 2004-J1, 6.0%, 2/25/2034	109,150	109,525
"A4", Series 2002-11, 6.25%, 10/25/2032	174,260	174,738
Countrywide Home Loan Mortgage Pass-Through Trust:
"A15", Series 2002-34, 4.75%, 1/25/2033	557,780	555,037
"A2", Series 2004-19, 5.25%, 10/25/2034	117,738	117,732
"2A17", Series 2004-13, 5.75%, 8/25/2034	870,713	881,643
Countrywide Home Loans:
"3A6", Series 2003-56, 4.49%, 12/25/2033	750,000	758,824
"5A1", Series 2005-HY10, 5.62% *, 2/20/2036	677,765	691,042
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	761,044	763,660
CS First Boston Mortgage Securities Corp., "A1B", Series 1998-C1, 6.48%, 5/17/2040	579,253	580,719
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	356,382	356,474
First Franklin Mortgage Loan Asset Backed Certificate, "A2A", Series 2007-FFC, 3.526% *, 6/25/2027	944,974	893,199
First Horizon Mortgage Pass-Through Trust:
"1A1", Series 2003-5, 5.25%, 4/25/2022	300,071	299,815
"1A1", Series 2007-AR1, 5.86% *, 5/25/2037	732,424	752,073
GMAC Commercial Mortgage Securities, Inc.:
"A2", Series 1999-C1, 6.175%, 5/15/2033	882,217	889,903
"A2", Series 1998-C2, 6.42%, 5/15/2035	617,835	619,887
"C", Series 1998-C1, 6.806%, 5/15/2030	375,000	374,271
"A2", Series 1999-C3, 7.179%, 8/15/2036	1,184,713	1,220,162
"A1B", Series 1999-C3, 7.273%, 8/15/2036	897,984	925,305
GSAA Home Equity Trust, "AF3", Series 2004-NC1, 3.519%, 11/25/2033	38,668	38,596

GSR Mortgage Loan Trust:
"1A2" Series 2004-7, 5.294% *, 6/25/2034	338,459	332,313
"1A2", Series 2005-AR2, 6.46% *, 4/25/2035	656,023	640,875
"1A1", Series 2007-AR2, 5.79% *, 5/25/2047	732,992	743,624
"2A1", Series 2007-AR1, 6.02% *, 3/25/2037	758,436	770,811
IndyMac INDA Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.346% *, 12/25/2036	956,583	973,473
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.78% *, 1/25/2037	411,202	418,663
JPMorgan Commercial Mortgage Finance Corp., "A2", Series 1999-PLS1, 144A, 7.274% *, 2/15/2032	1,129,775	1,138,230
Master Asset Securitization Trust, "2A1", Series 2004-4, 5.0%, 4/25/2034	731,208	732,460
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	110,000	110,914
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 7.00% *, 12/25/2034	284,897	286,731

Morgan Stanley Capital I, "A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	897,132
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 5.427% *, 6/25/2036	962,733	980,006
Nationslink Funding Corp., "B", Series 1998-2, 6.795%, 8/20/2030	1,115,000	1,121,354
Residential Accredit Loans, Inc.:
"A6", Series 2002-QS19, 5.125%, 12/25/2032	723,550	724,033
"1A1", Series 2004-QS16, 5.5%, 12/25/2034	629,454	610,964
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	761,866	748,295
Residential Asset Securitization Trust:
"2A1", Series 2003-A15, 5.25%, 2/25/2034	421,961	420,225
"A1", Series 2004-A1, 5.25%, 4/25/2034	442,108	430,000
Residential Funding Mortgage Security I:
"A2", Series 2003-S3, 5.25%, 2/25/2018	440,605	446,604
"2A2", Series 2007-SA1, 5.621% *, 2/25/2037	733,034	749,480
Sequoia Mortgage Trust:
"2AA1", Series 2007-3, 5.655% *, 7/20/2037	1,199,506	1,209,116
"4A1", Series 2007-1, 5.814% *, 9/20/2046	976,539	993,229
SunTrust Adjustable Rate Mortgage Loan Trust, "2A1", Series 2007-2, 5.689% *, 4/25/2037	1,002,153	1,008,713
TIAA Real Estate CDO Ltd.:
"A3", Series 2001-C1A, 144A, 6.56%, 6/19/2026	142,725	143,225
"A4", Series 2001-C1A, 144A, 6.68%, 6/19/2031	1,150,000	1,177,256
Washington Mutual Mortgage Pass-Through Certificates:
"A7", Series 2003-AR4, 3.95%, 5/25/2033	877,226	863,848
"2A1", Series 2002-S8, 4.5%, 1/25/2018	87,212	87,117
"1A1", Series 2006-AR18, 5.346% *, 1/25/2037	531,612	540,587
"4A1", Series 2007-HY3, 5.349% *, 3/25/2037	759,894	771,597
"1A1", Series 2007-HY4, 5.55% *, 4/25/2037	751,890	763,058
"1A1", Series 2006-AR16, 5.608% *, 12/25/2036	638,578	643,994
"1A1", Series 2007-HY2, 5.627% *, 12/25/2036	595,267	599,408
"3A1", Series 2007-HY7, 5.912% *, 7/25/2037	766,218	767,362
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	684,168	681,932
"4A2", Series 2005-AR16, 4.994% *, 10/25/2035	620,000	622,773
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,295,156	1,308,912
"A5", Series 2003-A, 6.85% *, 2/25/2033	864,370	861,874

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $52,182,167)		52,407,598
Collateralized Mortgage Obligations 2.2%
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	570,427	577,134
"AB", Series 3197, 5.5%, 8/15/2013	950,567	965,417
"N", Series 2141, 5.55%, 11/15/2027	124,167	124,208
"QE", Series 2113, 6.0%, 11/15/2027	180,047	180,828
"PE", Series 2123, 6.0%, 12/15/2027	59,861	60,001
"LA", Series 1343, 8.0%, 8/15/2022	242,818	250,149
"PK", Series 1751, 8.0%, 9/15/2024	831,438	859,672
Federal National Mortgage Association, "A2", Series 1998-M6, 6.32%, 8/15/2008	135,350	135,825

Total Collateralized Mortgage Obligations (Cost $3,200,371)		3,153,234
Government & Agency Obligations 23.4%
US Treasury Obligations
US Treasury Notes:
4.5%, 2/15/2009 (a)	4,736,000	4,848,480
4.75%, 2/15/2010 (a)	18,960,000	19,934,658
4.875%, 4/30/2011	8,441,000	9,094,519

Total Government & Agency Obligations (Cost $33,066,635)		33,877,657

Municipal Bonds and Notes 1.1%
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (b)		465,000	462,894
New Orleans, LA, Finance Authority Revenue, 4.986% **, 7/15/2021		465,000	465,000
Orlando, FL, Greater Orlando Aviation Authority, Airport Facilities Revenue, Series A, 5.42%, 10/1/2010 (b)		615,000	644,815

Total Municipal Bonds and Notes (Cost $1,546,767)			1,572,709
		Shares	Value ($)

Securities Lending Collateral 20.9%
Daily Assets Fund Institutional, 4.22% (c) (d) (Cost $30,276,590)		30,276,590	30,276,590
Cash Equivalents 2.3%
Cash Management QP Trust, 4.52% (c) (Cost $3,367,836)		3,367,836	3,367,836
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $173,027,323)		119.6	173,308,134
Other Assets and Liabilities, Net (a)		(19.6)	(28,357,030)

Net Assets		100.0	144,951,104

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2008.

(a)

All or a portion of these securities were on loan amounting to $24,783,138. In addition, included in other assets and liabilities is a pending sale, amounting to $4,362,156, that is also on loan. The value of all securities loaned at January 31, 2008 amounted to $29,145,294 which is 20.1% of net assets.

(b)		Bond is insured by one of these companies:

	As a % of Total
Insurance Coverage	Investment Portfolio
American Capital Access	0.2
MBIA Corp.	0.4
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than state maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008